Share-Based Compensation - 2013 Incentive Scheme (Detail) - 2013 Incentive Scheme - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aggregate Intrinsic Value
Unvested at beginning of year	1,376,060	3,714,412	5,086,990
Number of ordinary shares, Granted			641,412
Number of ordinary shares, Vested	(922,354)	(2,128,853)	(1,038,123)
Number of ordinary shares, Forfeited	(133,000)	(209,499)	(975,867)
Unvested at end of year	320,706	1,376,060	3,714,412
Unvested at beginning of year (in dollars per share)	$ 0.12	$ 0.12	$ 0.17
Granted (in dollars per share)			0.05
Vested (in dollars per share)	0.15	0.12	0.27
Forfeited (in dollars per share)	0.17	0.17	0.13
Unvested at end of year (in dollars per share)	$ 0.05	$ 0.12	$ 0.12